Nature of expenses - Corporate, administration and business development (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Expenses by nature [abstract]
Salaries, incentive pay, director fees and employee benefits	$ 4,600	$ 4,239
Stock compensation expense	4,163	3,249
Professional and consulting fees	2,307	2,125
Rent, insurance, information technology and other public company operating costs	1,704	1,327
Travel, tradeshows and sponsorships	900	1,156
Corporate, administration and business development	$ 13,674	$ 12,096